Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	ON TRACK INNOVATIONS LTD
Entity Central Index Key	0001021604
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	31,135,062
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 12,517	$ 15,409
Short-term investments	15,952	8,594
Trade receivables (net of allowance for doubtful accounts of $2,832 and $233 as of December 31, 2010 and December 31, 2011, respectively)	11,328	5,072
Receivables from sale of operation		2,336
Other receivables and prepaid expenses	1,947	1,532
Inventories	8,196	8,448
Total current assets	49,940	41,391
Severance pay deposits fund	1,473	1,355
Property, plant and equipment, net	13,227	14,826
Intangible assets, net	609	942
Goodwill	485
Total Assets	65,734	58,514
Current Liabilities
Short-term bank credit and current maturities of long-term bank loans	6,793	6,881
Trade payables	8,441	6,874
Other current liabilities	5,315	8,954
Total current liabilities	20,549	22,709
Long-Term Liabilities
Long-term bank loans, net of current maturities	4,026	5,189
Accrued severance pay	4,502	3,727
Deferred tax liability	65	84
Total long-term liabilities	8,593	9,000
Total Liabilities	29,142	31,709
Liabilities related to discontinued operation	150	689
Commitments and Contingencies
Shareholders' Equity
Ordinary shares of NIS 0.1 par value: Authorized - 50,000,000 shares as of December 31, 2010 and December 31, 2011; issued: 25,384,010 and 32,313,761 shares as of December 31, 2010 and December 31, 2011, respectively; outstanding: 24,821,535 and 31,135,062 shares as of December 31, 2010 and December 31, 2011, respectively	808	610
Additional paid-in capital	209,741	190,933
Treasury shares at cost - 562,475 and 1,178,699 shares as of December 31, 2010 and December 31, 2011, respectively	(2,000)	(1,136)
Accumulated other comprehensive income (loss)	(83)	645
Accumulated deficit	(171,737)	(164,812)
Shareholder's equity	36,729	26,240
Non-controlling interest	(287)	(124)
Total Equity	36,442	26,116
Total Liabilities and Equity	$ 65,734	$ 58,514

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 233		$ 2,832
Ordinary shares, par value		0.1		0.1
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	32,313,761	32,313,761	25,384,010	25,384,010
Ordinary shares, shares outstanding	31,135,062	31,135,062	24,821,535	24,821,535
Treasury stock, shares	1,178,699	1,178,699	562,475	562,475

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Sales	$ 39,200	$ 49,590	$ 28,488
Licensing and transaction fees	12,055	4,037	2,949
Total revenues	51,255	53,627	31,437
Cost of revenues
Cost of sales	24,225	24,748	16,782
Cost of licensing and transaction fees	714
Total cost of revenues	24,939	24,748	16,782
Gross profit	26,316	28,879	14,655
Operating expenses
Research and development	9,163	8,373	8,127
Selling and marketing	13,705	11,643	10,371
General and administrative	9,346	9,479	9,230
Amortization of intangible assets	507	575	978
Total operating expenses	32,721	30,070	28,706
Operating loss	(6,405)	(1,191)	(14,051)
Financial expenses, net	(419)	(1,397)	(1,153)
Loss before taxes on income	(6,824)	(2,588)	(15,204)
Taxes on income	(269)	(411)	(89)
Net loss from continuing operations	(7,093)	(2,999)	(15,293)
Net loss from discontinued operations		(3,292)	(8,078)
Net loss	(7,093)	(6,291)	(23,371)
Net loss attributable to non-controlling interest	168	102	189
Net loss attributable to shareholders	$ (6,925)	$ (6,189)	$ (23,182)
Basic and diluted net loss attributable to shareholders per ordinary share
From continuing operations	$ (0.22)	$ (0.12)	$ (0.67)
From discontinued operations		$ (0.13)	$ (0.35)
Total basic and diluted net loss attributable to shareholders per ordinary share	$ (0.22)	$ (0.25)	$ (1.02)
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share	31,524,315	24,615,526	22,635,479

Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 508	$ 182,944		$ (325)	$ (135,441)	$ 415	$ 48,101
Balance, shares at Dec. 31, 2008	21,534,788
Changes during the year
Stock-based compensation related to options and shares issued to employees and others		3,662					3,662
Exercise of options, warrants and receipts in respect of employee share purchase plan	63	458					521
Exercise of options, warrants and receipts in respect of employee share purchase plan, shares	2,411,528
Adjustment to contingent consideration in connection with the purchase of a subsidiary/ business operation		162					162
Foreign currency translation adjustments				894		(2)	892
Increase of the Company's ownership interests in a subsidiary		247				(247)
Net unrealized gain(loss) on available- for-sale securities				1			1
Net loss					(23,182)	(189)	(23,371)
Balance at Dec. 31, 2009	571	187,473		570	(158,623)	(23)	29,968
Balance, shares at Dec. 31, 2009	23,946,316
Changes during the year
Stock-based compensation related to options and shares issued to employees and others		3,419					3,419
Exercise of options, warrants and receipts in respect of employee share purchase plan	39	41					80
Exercise of options, warrants and receipts in respect of employee share purchase plan, shares	1,437,694
Payments to acquire treasury shares			(1,136)				(1,136)
Foreign currency translation adjustments				(316)		1	(315)
Net unrealized gain(loss) on available- for-sale securities				391			391
Net loss					(6,189)	(102)	(6,291)
Balance at Dec. 31, 2010	610	190,933	(1,136)	645	(164,812)	(124)	26,116
Balance, shares at Dec. 31, 2010	25,384,010
Changes during the year
Stock-based compensation related to options and shares issued to employees and others		1,933					1,933
Exercise of options, warrants and receipts in respect of employee share purchase plan	22	186					208
Exercise of options, warrants and receipts in respect of employee share purchase plan, shares	799,230
Shares issued in connection with the purchase of business operation	4	358					362
Shares issued in connection with the purchase of business operation, shares	130,521
Adjustment to contingent consideration in connection with the purchase of a subsidiary/ business operation		(116)					(116)
Issuance of shares, net of issuance expenses of $268	172	16,447					16,619
Issuance of shares, net of issuance expenses of $268, shares	6,000,000
Payments to acquire treasury shares			(864)				(864)
Foreign currency translation adjustments				(443)		5	(438)
Net unrealized gain(loss) on available- for-sale securities				(285)			(285)
Net loss					(6,925)	(168)	(7,093)
Balance at Dec. 31, 2011	$ 808	$ 209,741	$ (2,000)	$ (83)	$ (171,737)	$ (287)	$ 36,442
Balance, shares at Dec. 31, 2011	32,313,761

Consolidated Statements Of Changes In Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Consolidated Statements Of Changes In Equity [Abstract]
Stock issuance costs	$ 268

Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ (7,093)	$ (6,291)	$ (23,371)
Foreign currency translation adjustments	(438)	(315)	892
Net unrealized gain (loss) on available-for-sale securities	(32)	405	(13)
Reclassification adjustment for gain (loss) on available-for-sale securities	(253)	(14)	14
Total comprehensive loss	(7,816)	(6,215)	(22,478)
Comprehensive loss attributable to the non-controlling interest	163	101	191
Total comprehensive loss attributable to shareholders	$ (7,653)	$ (6,114)	$ (22,287)

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net loss from continuing operations	$ (7,093)	$ (2,999)	$ (15,293)
Adjustments required to reconcile net loss to net cash provided by (used in) continuing operating activities:
Stock-based compensation related to options and shares issued to employees and others	1,933	3,419	3,662
Loss (gain) on sale of property and equipment	24	(3)	(3)
Amortization of intangible assets	507	575	978
Depreciation	1,679	1,553	1,413
Changes in operation assets and liabilities:
Accrued severance pay, net	657	111	(222)
Accrued interest and linkage differences on long-term loans	(370)	164	36
Decrease in deferred tax liability	(19)	(36)	(82)
Linkage differences on receivable from sale of operation	(68)
Decrease (increase) in trade receivables	(6,392)	1,484	(1,326)
Increase (decrease) in allowance for doubtful accounts	28	29	(538)
Decrease (increase) in other receivables and prepaid expenses	(452)	892	663
Decrease (increase) in inventories	219	(2,377)	429
Increase (decrease) in trade payables	2,159	(2,704)	1,334
Increase (decrease) in other current liabilities	(3,693)	(7,020)	12,788
Net cash provided by (used in) continuing operating activities	(10,881)	(6,912)	3,839
Cash flows from investing activities
Acquisition of business operation (Supplement C)	(400)
Purchase of property and equipment	(1,191)	(2,346)	(4,124)
Payment of contingent consideration in connection with the purchase of a subsidiary		(186)
Purchase of short term investments	(14,697)	(5,230)	(5,623)
Proceeds from maturity or sale short term investments	7,420	2,013	1,418
Other, net	93	20	22
Net cash used in continuing investing activities	(8,775)	(5,729)	(8,307)
Cash flows from financing activities
Increase (decrease) in short-term bank credit, net	(1,510)	(311)	911
Proceeds from long-term bank loans	2,814	4,650	1,636
Repayment of long-term bank loans	(2,146)	(1,031)	(543)
Proceeds from issuance of shares, net of issuance expenses	16,619
Payments to acquire treasury shares	(864)	(1,136)
Proceeds from receipt on account of shares and exercise of options and warrants, net	208	80	521
Net cash provided by continuing financing activities	15,121	2,252	2,525
Cash flows from discontinued operations
Net cash used in discontinued operating activities	(539)	(3,305)	(5,544)
Net cash provided by discontinued investing activities	2,404	2,300	7,060
Total net cash provided by (used in) discontinued activities	1,865	(1,005)	1,516
Effect of exchange rate changes on cash	(222)	(81)	115
Decrease in cash and cash equivalents	(2,892)	(11,475)	(312)
Cash and cash equivalents at the beginning of the year	15,409	26,884	27,196
Cash and cash equivalents at the end of the year	12,517	15,409	26,884
Supplementary cash flows activities:
Interest paid	324	136	37
Income taxes paid	237	167	125
B. Non-cash transactions:
Other liabilities	116
Other receivables			70
Receivables related to sale of operation		2,336
Acquisition of business operations, see also note 1B(1):
Working capital surplus	(101)
Provision for contingent consideration	12
Property and equipment	(15)
Goodwill	(485)
Customer relationships	(102)
Brand	(28)
Technology	(43)
Total assets acquired and liabilities assumed of the subsidiary at date of acquisition	(762)
Issuance of shares in consideration for the acquisition	362
Cash paid for acquisition	$ (400)

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General

Note 1 - General

A.	Introduction

On Track Innovations Ltd. (the "Company") was founded in 1990 under the laws of the State of Israel. The Company and its subsidiaries (together the "Group") are principally engaged in the field of design, development, manufacture and sale of contactless microprocessor-based smart card systems. In November 2002, the Company's shares began trading on NASDAQ.

As to the Company's major customers, see Note 15.

Certain definitions

$ - United States Dollars

NIS - New Israeli Shekel

B.	Acquisition of subsidiaries and business operations:

1.

On January 4, 2011 PARX Ltd., the Company's subsidiary, entered into an assets acquisition agreement with Ganis Systems Ltd. ("Ganis") for the acquisition of assets and intellectual property (IP). In consideration for this acquisition, the Company paid Ganis $400 in cash and issued to it 130,521 ordinary shares of the Company. The ordinary shares will be subject to lock-up, where 26,760 ordinary shares will be free from lock up seven months after the closing date and an additional 34,587 ordinary shares will be released from lock-up after 12, 18 and 24 months after the closing date. In addition, under an earn-out agreement, Ganis may be entitled to certain earn-out payments of up to an additional $450 over the next three years, based on reaching certain success criteria determined by the companies. Under the terms of the agreement, the chairman of board of the Company (or the board) will be granted an irrevocable proxy to vote the shares that are issued as part of the transaction.

The acquisition was accounted for as a business combination, using the purchase method of accounting and the Company allocated the purchase price according to the fair value of the tangible and intangible assets acquired and liabilities assumed. Transactions costs were expensed.

In connection with the acquisition, the Company recognized three intangible assets: (1) customer relationships, estimated fair value of $102, with an estimated useful life of 11 years, (2) technology, estimated fair value of $43 with an estimated useful life of 14 years, and (3) brand, estimated fair value of $28, with an estimated useful life of 12 years. Amortization is computed over the estimated useful lives of the respective assets. The Company also recognized goodwill in the estimated amount of $485. Amortization of the goodwill is a recognized expense for tax purposes.

2.	PARX France (formerly "ID Parking")

In June 2008, the Company completed, through its subsidiary PARX Ltd, the purchase of 100% of the share capital of ID Parking, a France-based company that provides electronic parking solutions across France (hereinafter- "the ID Parking Transaction").

ID Parking was purchased for a purchase price of Euro 750 and $319 transaction costs, comprised of Euro 250 ($396) in cash and Euro 500 ($775) in the Company's ordinary shares. The aggregate share consideration was 300,698 ordinary shares of the Company that were issued in June 2008. The ID Parking Transaction shares were subject to a lock-up arrangement, under which one third of those shares (approximately 100,233 ordinary shares) were released from lock-up every six months for an aggregate period of 18 months following June 30, 2008 (closing date). According to the lock up arrangement, the final number of shares was calculated according to the actual share price at the time of their release, and since the value of those shares was less than Euro 500, in 2010 the Company paid this difference in the amount of $186.

The acquisition was accounted for using the purchase method of accounting and the Company allocated the purchase price according to the fair value of the tangible and intangible assets acquired and liabilities assumed.

In connection with the acquisition, the Company recognized three intangible assets (net of deferred taxes): customer contract, fair value of $454, non competition agreement, fair value of $127 and technology, fair value of $48. Amortization is computed over the estimated useful lives of the respective assets, generally three to ten years. The Company also recognized goodwill in the amount of $830, which was subsequently written off.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 – Significant Accounting Policies

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

In June 2009, the Financial Accounting Standards Board ("FASB") issued the FASB Accounting Standards Codification ("Codification" or "ASC").  The Codification became the single authoritative source for U.S. GAAP and changed the way in which the accounting literature is organized.

The Codification does not change GAAP and does not have an effect on the Company's financial position or results of operations.

The significant accounting policies followed in the preparation of the financial statements, applied on a consistent basis, are as follows:

A.           Financial statements in U.S. dollars

Substantially all of the Company's and certain of its subsidiaries' revenues are in U.S. dollars. A significant portion of purchases of materials and components and most marketing costs are denominated in U.S. dollars. Therefore, both the functional and reporting currencies of the Company and certain of its subsidiaries are the U.S. dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts.

For entities with a U.S. dollar functional currency, transactions and balances in other currencies are remeasured into U.S. dollars in accordance with the principles set forth in ASC Topic 830, Foreign Currency Matters, i.e. at the date the transaction is recognized, each asset, liability, or instance of revenue, expense, gain, or loss arising from the transaction is measured and recorded in the functional currency by use of the exchange rate in effect at that date. When translation using the exchange rates at the dates that the numerous revenues, expenses, gains, and losses are recognized is impractical, an appropriately weighted average exchange rate for the period is used to translate those elements. At each balance sheet date, recorded balances of monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the current exchange rate. Exchange gains and losses from the remeasurement of such items denominated in non U.S. dollar currencies are reflected in the consolidated statements of operations, in net financial expenses, as appropriate.

The functional currencies of the remaining subsidiaries are their local currencies. The financial statements of those companies are translated into U.S. dollars using the exchange rate at the balance sheet date for assets and liabilities, and weighted average exchange rates for revenues and expenses (which approximates the translation of each transaction). Translation adjustments resulting from the process of the aforesaid translation are included as a separate component of equity (accumulated other comprehensive loss).

B.	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its majority owned subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

C.	Estimates and assumptions

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Such estimates include the valuation of useful lives of long-lived assets, revenue recognition, valuation of accounts receivable and allowance for doubtful accounts, inventories, investments, legal contingencies, share based compensation, the assumptions used in the calculation of income taxes and other contingencies. Estimates and assumptions are periodically reviewed by management and the effects of any material revisions are reflected in the period that they are determined to be necessary. Actual results, however, may vary from these estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

D.	Cash equivalents

Cash equivalents are short-term highly liquid investments and debt instruments that are readily convertible to cash with original maturities of three months or less from the date of purchase.

As of December 31, 2010 and 2011 cash equivalents do not include any securities with an original term of less than three months.

E.	Short-term investments

The Company accounts for investments in bank deposits, U.S and Israeli treasury securities, and in corporate bonds in accordance with ASC Topic 320, Investments – Debt and Equity Securities.

Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. At December 31, 2010 and 2011, the Company's investments were classified as available-for-sale and are stated at market value. Unrealized gains and losses, are reported as a separate component of equity (accumulated other comprehensive gain or loss) until realized. Interest income is recognized when earned and included in the consolidated statement of operations in financial income. Realized gains and losses, as well as premium or discount amortization, are included in financial income or expenses.

In April 2009, the FASB issued ASC Topic 320, Recognition and Presentation of Other-Than-Temporary Impairments, which amends the recognition guidance for other-than-temporary impairments (OTTI) of debt securities and expands the financial statement disclosures for OTTI on debt and equity securities. When an other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive loss, net of applicable income taxes. On December 31, 2011, there was an unrealized gain on the Company's investment in fixed-rate treasury securities and corporate bonds in the amount of $91.

F.	Trade receivables

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The consolidated financial statements include an allowance for loss from receivables for which collection is in doubt.  In determining the adequacy of the allowance consideration is given to the historical experience, aging of the receivable, adjusted to take into account current market conditions and information available about specific debtors, including their financial condition, the amount of receivables in dispute, current payment patterns, the volume of their operations, and evaluation of the security received from them or their guarantors.

G.	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by calculating raw materials, work in process and finished products on a "moving average" basis. Inventory write-offs are provided to cover risks arising from slow moving items or technological obsolescence. Such write-offs, which were not material for 2009, 2010 and 2011, have been included in cost of revenues.

The Company applies ASC Topic 330, Inventory which clarifies the accounting for abnormal amounts of idle facility expense, freight, handling costs, and wasted material (spoilage) requiring that those items be recognized as current-period charges. In addition, the above topic requires that allocation of fixed production overheads be based on the normal capacity of the production facilities.

H.	Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years
Leasehold land (over the terms of the lease, see note 7A(1))	49
Buildings	25
Computers, software and manufacturing equipment	3-5
Office furniture and equipment	5-16
(mainly - 10)
Motor vehicles	6

I.	Impairment of long-lived assets

Long-lived assets, such as property, plant, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of the asset. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

No impairment losses were recorded in 2009, 2010 and 2011.

J.	Goodwill and purchased intangible assets

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a purchase businesses combination. Goodwill is reviewed for impairment at least annually, as of December every year. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement).

Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

No impairment losses were recorded in 2009, 2010 and 2011.

Purchased intangible assets are carried at cost, less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets; generally three to fourteen years (see also Note 2I).

K.	Revenue recognition

The Group generates revenues from product sales, licensing and transaction fees. Revenues are also generated from non-recurring engineering, customer services and technical support.

Revenues from products sales and non-recurring engineering are recognized when delivery has occurred provided there is persuasive evidence of an agreement, the fee is fixed or determinable, collection of the related receivable is probable and no further obligations exist. In the case of non-recurring engineering, revenue is recognized upon completion of testing and approval of the customization of the product by the customer, provided that no further obligation exists. Revenues are recognized net of value added tax.

License and transaction fees are recognized as earned based on actual usage. Usage is determined by receiving confirmation from the users.

Revenues relating to customer services and technical support are recognized as the services are rendered ratably over the term of the related contract.

In arrangements that contain multiple elements the Company implements, beginning after January 1, 2010, the guidelines set forth in ASU 2010-13. Such multiple element arrangements may include providing an IT solution, selling products (such as smart cards) and rendering customer services. Accordingly, the overall arrangement fee is allocated to each element (both delivered and undelivered items) based on their relative selling prices, evidenced by vendor specific objective evidence of selling price ("VSOE") or third party evidence of selling price ("TPE"). In the absence of VSOE and TPE for one or more delivered or undelivered elements in a multiple-element arrangement, the Company is required to estimate the selling prices of those elements. Such estimated selling price has been determined using a cost plus margin approach. Since the cost for each element in such arrangements were estimated reliably, the estimated selling price was calculated by multiplying the costs by an average gross margin applicable to each element. Once the standalone selling price for each element was determined, the consideration allocated to each element was recognized as revenues upon meeting the required criteria as described above.

In revenue arrangements that include software components, the Company implements, beginning after January 1, 2010, the guidelines set forth in ASU 2010-14. Accordingly, software revenue recognition is not applied for tangible products that contain both software and non-software components that function together to deliver the tangible product's essential functionality.

The Company has applied the guidance described above for certain arrangements which include providing IT Solution, selling products and customer services. The total arrangement consideration is allocated proportionally to the separate deliverables in the arrangement using Estimated Selling Price for each component. The Company recognizes revenues from sale of its IT Solution and from certain long-term contract in accordance with ASC Topic 605-35, "Construction-Type and Production-Type Contracts" ("ASC 605-35").

Pursuant to ASC 605-35, revenues from these contracts are recognized under the percentage of completion method.  The Company measures the percentage of completion based on output or input criteria, as applicable to each contract. For the reported years, the Company used in all of its projects output measures with respect to measuring the progress of completion. These measures are based on completion of milestones ((i.e., contract milestones as stated in the agreement such as the delivery, installation or shipments of various deliverables) and the amount of operational sites (i.e., progress is measured as a percentage of the sites that are already operational, out of the total sites that are required to be operational under the agreement).

Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first identified, in the amount of the estimated loss on the entire contract. As of December 31, 2011, no such estimated losses were identified.

Revenues and costs recognized pursuant to ASC 605-35 on contracts in progress are subject to management estimates.  Actual results could differ from these estimates.

Licensing and transaction fees are recognized based on the volume of transactions or monthly licensing fees from systems that contain the Company's products and usually bear no cost to the Company. In 2011, the Company engaged in a non-recurring sale of a perpetual license, in which it incurred certain costs to close the sale.

L.	Research and development costs

Research and development costs, which consist mainly of labor costs, materials and subcontractors, are charged to operations as incurred.

M.	Stock-based compensation

Employees

The Company measures and recognizes compensation expense for all share-based payment awards made to employees and directors based on estimated fair values. The estimated fair value of awards is charged to income on a straight-line basis over the requisite service period, which is generally the vesting period.

ASC Topic 718, Compensation – Stock Compensation, requires estimating the fair value of share based payments awards on the date of the grant using an option pricing model. The Company uses the Black-Scholes option pricing model.

The Company elected to recognize compensation cost for awards with only service conditions that have a graded vesting schedule using the straight-line method.

Non-Employees

The Company uses an option valuation model to measure the fair value of these options at the grant date and at each subsequent reported period until the exercise date is reached. During 2010 all options were granted with a par value exercise price and during 2009 and 2011 most of the options were granted with a par value exercise price. Due to the par value nominal amount of NIS 0.1, the fair value of these options was estimated to be equal to the Company's market share price at the grant date.

N.	Basic and diluted net loss per share

Basic and diluted net loss per ordinary share is computed based on the weighted average number of ordinary shares outstanding during each year.

All outstanding stock options and warrants (3,676,315, 2,547,530 and 3,429,756 for December 31, 2009, 2010 and 2011, respectively), have been excluded from the calculation of the diluted net loss per ordinary share because all such securities have an anti-dilutive effect for all periods presented.

O.	Fair value of financial instruments

The Company's financial instruments consist mainly of cash and cash equivalents, short-term interest bearing investments, accounts receivable, accounts payable and short-term and long-term loans.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

·	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
·

Level 2 inputs are quoted prices for identical or similar assets or liabilities in less active markets or model-derived valuations in which significant inputs are observable for the asset or liability, either directly or indirectly through market corroboration.

·	Level 3 inputs are unobservable inputs based on the Company's assumptions used to measure assets and liabilities at fair value.

By distinguishing between inputs that are observable in the market place, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The Company, in estimating fair value for financial instruments, used the following methods and assumptions:

The carrying amounts of cash and cash equivalents, trade receivables, short-term bank credit and trade payables are equivalent to, or approximate their fair value due to the short-term maturity of these instruments.

The fair value of short term investments is based on quoted market prices and thus is based on level 1 inputs.

The fair value of the liability in respect of the contingent consideration included in business combinations (see note 1B) is based on discounted future expected sales and thus is based on level 3 inputs. The liability was determined to be insignificant.

The carrying amounts of variable interest rate long-term loans are equivalent or approximate to their fair value as they bear interest at approximate market rates. At December 31, 2011, fair value of bank loans with fixed interest rates did not differ materially from the carrying amount.

P.	Taxes on income

The Company accounts for taxes on income in accordance with ASC Topic 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company applies the guidelines of ASC Subtopic 740-10 regarding uncertainty in income taxes (previously known as "FIN 48"), which clarify the accounting for uncertainty in income taxes recognized in an enterprise's financial statements ("ASC 740-10"). This interpretation prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 also provides guidance on derecognition of tax positions, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure, and transition. ASC 740-10 requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

The Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Q.	Non-controlling Interest

On January 1, 2009, the Company adopted ASC Topic 810- Consolidation, which requires certain changes to the presentation of the financial statements. This amendment requires net loss attributable to non-controlling interests (previously referred to as "minority interest") to be classified in the consolidated statements of operations as part of consolidated net earnings ($189, $102 and $168 for the years ended December 31, 2009, 2010 and 2011, respectively) and to include the accumulated amount of non-controlling interests in the consolidated balance sheets as part of equity (($124) and $(287) at December 31, 2010 and December 31, 2011, respectively). The amount previously reported as 'net loss' is now presented as 'net loss attributable to shareholders'. If a change in ownership of a consolidated subsidiary results in loss of control and deconsolidation, any retained ownership interests are remeasured with the gain or loss reported in net earnings.

R.	Severance pay

The Company's liability for severance pay for some of its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employee multiplied by the number of years of employment, as of the balance sheet date. Those employees are entitled to one month's salary for each year of employment or a portion thereof. Certain senior executives are entitled to receive additional severance pay. The Company records the liability as if it were payable at each balance sheet date on an undiscounted basis. The Company's liability for those Israeli employees is partially provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash redemption value of these policies.

In respect of other Israeli employees, the Company obtained approval from the Israeli Ministry of Labor and Welfare, pursuant to the terms of Section 14 of the Israeli Severance Pay Law, 1963, according to which the current deposits in the pension fund and/or with the insurance company exempt the Company from any additional obligation to these employees for whom the said depository payments are made.

Severance pay expenses for the years ended December 31, 2009, 2010 and 2011 amounted to approximately $124, $561 and $1,189, respectively. Defined contribution plan expenses were $287, $383 and $445 in the years ended December 31, 2009, 2010 and 2011, respectively.

S.	Advertising expenses

Advertising expenses are charged to the statements of operations as incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011 amounted to approximately $942, $1,078 and $1,566, respectively.

T.	Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash equivalents, bank deposits, U.S and Israeli treasury securities, corporate bonds and trade receivables.

Cash equivalents are invested mainly in U.S. dollars with major banks in Israel and Europe. Management believes that the financial institutions that hold the Group's investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

U.S. treasury securities are denominated in U.S. dollars. Israeli treasury securities are denominated in NIS. Corporate bonds are in both U.S dollars and NIS.  Management believes that minimal credit risk exists with respect to these securities.

Most of the Company's trade receivables are derived from sales to large and financially secure organizations. In determining the adequacy of the allowance, management bases its opinion, inter alia, on the estimated risks, current market conditions, in reliance on available information with respect to the debtor's financial position.  As for major customers, see Note 15.

The activity in the allowance for doubtful accounts for the years ended December 31, 2009, 2010 and 2011 is as follows:

	2009	2010	2011
Allowance for doubtful accounts at beginning of year	$3,315	$2,777	$2,832
Additions charged to allowance for doubtful accounts	123	210	90
Write-downs charged against the allowance	(685)	(181)	(2,688)
Translation differences	24	26	(1)

Allowance for doubtful accounts at end of year	$2,777	$2,832	$233

U.	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recognized when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

V.	Comprehensive loss

The Company's comprehensive loss consists of net loss, net unrealized gains (losses) on available for sale securities and the change in foreign currency translation adjustments, and is presented in the consolidated statements of comprehensive loss.

W.	Recent accounting pronouncements

In June 2011, the FASB issued ASU 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which revises the manner in which entities present comprehensive income in their financial statements. This ASU requires entities to report components of comprehensive income in either (1) a single continuous financial statement or (2) two separate but consecutive financial statements. This ASU does not change the items that must be reported in other comprehensive income. The amendments are effective for fiscal years beginning after December 15, 2011. Early adoption is permitted. Since the Company currently presents comprehensive income in a separate statement, it is expected this ASU would not change the presentation of comprehensive income in the Company's consolidated financial statements upon its adoption.

In September 2011, the FASB amended the guidance for goodwill impairment testing. According to this amendment, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test (see note 2J above). If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company has not yet adopted this amendment.

In December 2011, the FASB issued ASU 2011-11 Balance Sheet (Topic 210)-Disclosures about Offsetting Assets and Liabilities: The amendments in this ASU will enhance disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. The Company will be required to apply the amendments for annual reporting periods beginning on January 1, 2013. It is not expected to have a material impact on the Company's consolidated financial statements.

Short Term Investments	12 Months Ended
Dec. 31, 2011
Short Term Investments [Abstract]
Short Term Investments

Note 3 – Short term investments:

A.	Consist of:

	December 31
	2010	2011
Investment securities	$8,594	$4,837
Short-term bank deposits	-	11,115

	$8,594	$15,952

B.	Investment securities

The carrying amount, gross unrealized holding gains and losses, and fair value of available-for-sale debt securities by major security type and class of security at December 31, 2011 and 2010 were as follows:

		Gross	Gross
		unrealized	unrealized
	Aggregate	holding	holding	Aggregate
	cost basis	gains	(losses)	fair value
At December 31, 2011:
U.S. Treasury securities	1,236	15	(2)	1,249
ILS treasury securities	642	16	(14)	644
Corporate bonds	2,943	27	(26)	2,944

	4,821	58	(42)	4,837

At December 31, 2010:
U.S. Treasury securities	1,605	7	(6)	1,606
ILS treasury securities	1,963	176	-	2,139
Corporate bonds	4,722	147	(20)	4,849

	8,290	330	(26)	8,594

At December 31, 2011, all marketable securities which were in an unrealized loss position, had been in such a position for less than 12 months.

Maturities of debt securities classified as available-for-sale were as follows at December 31, 2011:

	Carrying
	amount	Fair value
Due after six months through one year	2,241	2,241
Due after one year through five years	2,282	2,282
Due after five years through ten years	314	314

	4,837	4,837

The Company concluded that the securities in unrealized loss position are not considered other-than-temporarily impaired, since it currently has no intent to sell them and that it believes it is more-likely-than-not that it will not be required to sell the investment before recovery of its amortized cost basis. The Company has not identified securities for which it does not expect to receive future cash flows sufficient to recover the entire amortized cost basis of the security.

During 2011, the Company received proceeds of $3,666 upon sale of investment securities, net realized gains included in finance income totaled $59.

Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Other Receivables And Prepaid Expenses	Note 4 - Other Receivables and Prepaid Expenses
	December 31
	2010	2011
Government institutions	$260	$625
Prepaid expenses	438	492
Other receivables	834	830

	$1,532	$1,947

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories	Note 5 - Inventories
	December 31
	2010	2011
Raw materials	$3,007	$3,087
Work in progress	2,408	2,840
Finished products	3,033	2,269

	$8,448	$8,196

Goodwill And Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets, Net [Abstract]
Goodwill And Intangible Assets, Net
Note 6 - Goodwill and Intangible Assets, Net

A.	Goodwill

	December 31
	2010	2011
Balance as of January 1	$-	$-
Changes during the year – Goodwill resulting from acquisition of business operations
combination	-	485

Balance as of December 31	$-	$485

B.	Intangible assets, net

	December 31
	2010	2011
Cost
Technology	$1,639	$1,682
Brand	579	607
Know-how	452	452
Non competition agreement	194	194
Customer contracts and relationships	6,141	6,243

Total cost	9,005	9,178

Accumulated amortization and impairments
Technology	1,549	1,566
Brand	579	584
Know-how	452	452
Non competition agreement	171	194
Customer contracts and relationships	5,312	5,773
Total Accumulated amortization	8,063	8,569

	$942	$609

i.	Amortization expense amounted to $978, $575 and $507 for the years ended December 31, 2009, 2010 and 2011, respectively.

Amortization expenses of intangible assets were recorded in the statement of operations in the years incurred .

ii	Estimated amortization expense for the years ending:

December 31
2012	$183
2013	65
2014	65
2015	65
2016 and thereafter	231
$609

Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net
Note 7 - Property, Plant and Equipment, Net

A.	Consist of:
	December 31
	2010	2011
Cost
Land	$466	$454
Leasehold land (1)	272	272
Buildings on leasehold land (1)	4,356	4,356
Buildings	5,728	5,303
Computers, software and manufacturing equipment	12,865	13,154
Office furniture and equipment	1,852	1,869
Motor vehicles	639	404

Total cost	26,178	25,812

Total accumulated depreciation	11,352	12,585

Net book value	$14,826	$13,227

(1)
The leasehold land consists of two plots owned by the Israel Lands Administration.  Rights to leasehold land on the first plot extend over the original period of 49 years ending in the year 2041 with an option to extend for an additional 49 years, and on the second plot for a period of 49 years, which will end in the year 2047 with an option to extend for a further 49 years.  The amount includes payments on account of land development and payments of the capitalization of leasing payments.  The rent for the initial 49-year term of each of these leases was prepaid in its entirety at the beginning of the lease terms as is customary in Israel for leases of property for industrial purposes from the Israel Lands Authority.

B.	As to liens - See Note 10C.

C.	Depreciation expenses amounted to $1,413, $1,553 and $1,679 for the years ended December 31, 2009, 2010 and 2011, respectively.

Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 8 - Other Current Liabilities

	December 31	December 31
	2010	2011
Employees and related expenses	$2,049	$1,635
Accrued expenses	3,128	1,633
Customer advances	3,490	1,486
Other current liabilities	287	561

	$8,954	$5,315

Bank Loans	12 Months Ended
Dec. 31, 2011
Bank Loans [Abstract]
Bank Loans
Note 9 - Bank Loans

A.	Composition of long-term loans:

	December 31	December 31
	2010	2011
Long-term loans	$7,041	$7,337
Less - current maturities	1,852	3,311

	$5,189	$4,026

As of December 31, 2011, the loans are from banks and are denominated in: U.S. dollars ($2,842; matures in the years 2012 - 2019), Euro ($1,164; mature in the years 2012 - 2026), New Israeli Shekel ($1,688; matures in the years 2012-2019) South African Rand ($75; matures in 2016) and Polish Zloty ($1,568; matures in 2012-2014). As of December 31, 2011 these loans bear interest at rates ranging from 3.5%-9% (mainly 5.0%) per annum.

B.	Repayment dates of long-term loans subsequent to December 31, 2011:

2012	$3,311
2013	1,908
2014	454
2015	301
2016	286
Thereafter	1,077

$7,337

C.	Composition of short-term loans, bank credit and current maturities of long-term loans:

	December 31		December 31
	2010	2011	2010	2011
	%	%
	Interest rate
In NIS	5.33	6.96	$2,923	$984
In USD	4.13	4.74	1,016	1,477
In Euro	5.50	5.50	1,090	1,021
			5,029	3,482
Current maturities of
long-term loans			1,852	3,311

			$6,881	$6,793

The weighted average interest rate of the short-term bank credit for the years ended December 31, 2010 and 2011 were 5.13% and 5.59%, respectively.

D.	Liens for short-term and long-term borrowings - see Note 10C.

E.	As of December 31, 2011, the Group has authorized and used credit lines of approximately $2,500.

F.
Agreements that were made with banks, in order to secure bank services and obtain bank credit and loans, include financial covenants and restrictive covenants. As of the balance sheet date the Company is in compliance with all of its covenants.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
Note 10 - Commitments and Contingencies

A.	Commitments and Contingencies:

The Company and its Israeli subsidiary, EasyPark, have entered into several research and development agreements, pursuant to which the Company and EasyPark are obligated to pay royalties to the Government of Israel at a rate of 3.5% of its sales up to the amounts granted (linked to the U.S. dollar with annual interest at LIBOR as of the date of approval, for programs approved from January 1, 1999 and thereafter).  The total amount of grants received until December 31, 2011, net of royalties paid, was approximately $4,300 (including accrued interest).

Royalties paid or accrued amounted to $412, $250 and $512 for the years ended December 31, 2009, 2010 and 2011, respectively, and were charged to cost of revenues.

The Company entered into a long term supply agreement with SMARTRAC under which SMARTRAC became the Company's exclusive supplier for wire-embedded and dual interface inlays, according to its needs, and its supplier for other products at defined terms and prices.  See also note 13.

B.	Leases

The Group operates from leased facilities in the United States, Israel, Poland, South Africa, China and France, leased for periods expiring in years 2012 through 2016.

Minimum future rentals of premises under non-cancelable operating lease agreements at rates in effect as of December 31, 2011 are as follows:

2012	$480
2013	436
2014	299
2015	245
2016	176

$1,636

Rent expense amounted to $1,197, $1,143 and $625 for the years ended December 31, 2009, 2010 and 2011, respectively.

C.	Liens

Leasehold land and a vehicle are pledged in favor of a bank in relation to both long-term and short-term borrowings.

The Company and certain subsidiaries have recorded floating charges on all of its tangible assets in favor of banks.

The Company's manufacturing facilities have been pledged as security in respect of a loan received from a bank.

D.	Guarantees

As of December 31, 2011, the Company granted guarantees to third parties including performance guarantees and guarantees to secure customers advances in the sum of $7,719.
The expiration dates of the guarantees range from January 2012 to July 2013.

Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity
Note 11 - Equity

A.	Share capital

1.
On January 12, 2009, our Board of Directors approved the adoption of a Shareholders Rights Plan, as amended on January 5, 2012. Pursuant to the terms of the Plan, each Ordinary Share of the Company shall give its holder one Right, as detailed thereto. Each such Right will become exercisable only after a person or a "Group" become an "Acquiring Person", by obtaining beneficial ownership of, or by commencing a tender or exchange offer for, 15% or more of our Ordinary Shares (our Board of Directors may reduce this percentage, but to not less than 10%), unless our Board of Directors approves such "Acquiring Person" or redeems the rights. Each Right, once it becomes exercisable, will generally entitle its holder, other than the "Acquiring Person", to purchase from the Company either half (1/2), one, two or three Ordinary Shares, as shall be determined by the Board of Directors,  at par value.

2.	During 2009, warrants to purchase 61,500 ordinary shares were exercised into ordinary shares in consideration of $1.

3.	During 2010, warrants to purchase 98,000 ordinary shares were exercised into ordinary shares in consideration of $3.

4.
On February 8, 2011 the Company closed a firm commitment underwritten public offering of 6,000,000 ordinary shares, including shares issued pursuant to the underwriters over-allotment option, at a public offering price of $3.00 per share. The proceeds to the Company, net of issuance costs, were approximately $16,619.

B.	Options to non-employees

The Company issued options to non-employees as follows:

1.
In 2009, the Company issued 1,294,000 par value options and shares to non-employees with respect to services rendered.  The aggregate fair value of the options was $1,546, based on the share market price as of day of grant.

2.
In 2010, the Company issued 770,000 par value options and shares to non-employees with respect to services rendered.  The aggregate fair value of the options was $1,747, based on the share market price as of day of grant.

3.
In 2011, the Company issued 622,000 par value options and shares to non-employees with respect to services rendered.  The aggregate fair value of the options was $1,167, based on the share market price as of day of grant.

The fair value of each option granted to non employees during 2009 and 2011 for which the exercise price was greater than par value (see note 2M), was estimated on the date of grant, using the Black-Scholes model using the following assumptions:

1.	Dividend yield of zero percent.

2.	Risk-free interest rate of 1.69% and 1.01%, respectively.

3.	Estimated expected lives of 2.5-5 years.

4.	Expected average volatility of 63% and 77% respectively, which represent a weighted average standard deviation rate for the price of the Company's Ordinary Shares in the NASDAQ Global Market.

C.	Stock option plans

In February 2001, the Company's Board of Directors approved an additional option plan, under which up to 75,000 share options are to be granted to the Company's employees, directors and consultants and those of the Company's subsidiaries and affiliates.

During the years 2002 to 2009, the Company's Board of Directors approved an increase of 11,175,000 shares options to be reserved under the Company's share option plan.

On November 14, 2010, the Company's Board of Directors approved a further increase of 950,000 options to be reserved under the Company's share option plan.

On November 30, 2011, the Company's Board of Directors approved a further increase of 1,000,000 options to be reserved under the Company's share option plan.

The vesting period for the options ranges from immediate vesting to ratable vesting over a ten- year period.  The exercise price of options under the plan is at varying prices. Those options expire up to ten years after the date of the grant. Any options which are forfeited or cancelled before expiration become available for future grants.

During 2009, 2010 and 2011 some of the options were granted with a par value exercise price. Due to the par value nominal amount of NIS 0.1, the fair value of these options was estimated to be equal to the Company's share's market price at the grant date.

The fair value of each option granted to employees during 2009, 2010 and 2011, for which the exercise price was greater than par value, was estimated on the date of grant, using the Black-Scholes model and the following assumptions:

1.	Dividend yield of zero percent for all periods.

2.	Risk-free interest rate of 1.47%, 1.86% and 1.01% for, 2009, 2010 and 2011, respectively, based on U.S. Treasury yield curve in effect at the time of grant.

3.	Estimated expected lives of 2.5-5 years for all periods, or contractual life.

4.
Expected average volatility of 63%, 74% and 77% for 2009, 2010 and 2011, respectively, which represent a weighted average standard deviation rate for the price of the Company's Ordinary Shares in the NASDAQ Global Market.

The Company's options activity (including options to non-employees) and options outstanding and options exercisable as of December 31, 2009, 2010 and 2011 are summarized in the following table:

	Number of	Weighted
	options	average exercise
	outstanding	price per share
Outstanding – January 1, 2009	2,920,881	2.69
Options granted	1,596,000	0.16
Options cancelled or forfeited	(506,484)	5.65
Options exercised	(1,669,512)	0.02
Outstanding – December 31, 2009	2,340,885	2.23
Options granted	1,799,000	0.76
Options cancelled or forfeited	(383,161)	9.42
Options exercised	(1,229,694)	0.06
Outstanding – December 31, 2010	2,527,030	1.16
Options granted	1,663,000	1.04
Options cancelled or forfeited	(235,643)	1.55
Options exercised	(799,230)	0.26
Outstanding – December 31, 2011	3,155,157	1.22

Exercisable as of:

December 31, 2009	1,586,626	$2.91
December 31, 2010	1,469,280	$1.17
December 31, 2011	1,749,990	$0.84

The aggregate intrinsic value of outstanding options at December 31, 2011 is approximately $1,100. The aggregate intrinsic value of exercisable options at December 31, 2011 is approximately $1,050.

The following table summarizes information about options outstanding and exercisable (including options to non-employees) as of December 31, 2011:

	Options outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	Outstanding	average	Weighted
	as of	remaining	Average	As of	remaining	Average
Range of	December 31,	contractual	Exercise	December 31,	contractual	Exercise
exercise price	2011	life (years)	Price	2011	life (years)	Price
$ 0.03	972,907	2.44	$0.03	929,907	2.43	$0.03
0.99-1.46	881,500	3.19	1.14	528,000	3.06	1.1
1.50-2.00	665,000	4.73	1.59	53,333	4.23	1.71
2.08-2.58	498,000	3.89	2.37	101,000	3.47	2.35
3.82-3.91	137,750	0.95	3.87	137,750	0.95	3.87
	3,155,157	3.30		1,749,990	2.62

The weighted average fair values of options (including non-employees) granted during the years ended December 31, 2009, 2010 and 2011were:

	For exercise price on the grant date that:
	Equals market price			Exceeds market price			Less than market price
	Year ended December 31			Year ended December 31			Year ended December 31
	2009	2010	2011	2009	2010	2011	2009	2010	2011
Weighted average
exercise prices	$1.14	$2.38	$1.69	$1.89	$2.08	$1.73	$0.03	$0.5	$0.60
Weighted average
fair values on
grant date	$0.52	$1.30	$1.01	$0.47	$1.06	$0.92	$1.58	$1.93	$1.85

The total grant date intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011, was approximately $4,300, $3,200 and $2,014, respectively. The total exercise date intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011, was approximately $2,030, $2,370 and $1,700, respectively.

Following is a summary of non-vested options activity as of December 31, 2011, under the Company's stock-based compensation plans:

		Weighted
	Number of	average grant
	options	date fair value
Non-vested at January 1, 2011	1,057,750	$1.82
Granted	1,663,000	1.32
Vested	(1,250,083)	2.08
Forfeited	(65,500)	2.01

Non-vested at December 31, 2011	1,405,167	0.99

As of December 31, 2011, there was approximately $1,112 of total unrecognized compensation cost related to non-vested share based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 8 months. The total fair value of shares vested during the year ended December 31, 2011 was approximately $2,033.

During 2009, 2010 and 2011, the Company recorded share-based compensation expenses in the amount of $3,662, $3,419 and $1,993, respectively, in accordance with ASC 718.

D.	Warrants

1.
The number of warrants issued by the Company during the year ended December 31, 2011, as part of its offering of shares described in note 12A(4), were 260,869, with a per share exercise price of $3.75.  No such warrants were issued in 2009 and 2010.

The following table summarizes information about warrants outstanding and exercisable as of December 31, 2011:
	Warrants outstanding
	Number	Weighted
	Outstanding	Average	Weighted
	as of	Remaining	Average
	December 31	Contractual	Exercise
Range of exercise price	2011	Life (Years)	Price
NIS 0.1 (par value)	20,500	4.4	$0.03
$3.75	260,869	4.1	3.75
	281,369		3.48

E.	Employee Share Purchase Plan

In 2008, the Company established an Employee Share Purchase Plan (the "2008 Plan") pursuant to which 1.5 million shares have been reserved for employees including the Company's subsidiaries. The purchase price of the shares will be 85% of the trading price on the date of purchase.

During 2009, 817,572 shares have been issued to employees under this plan in consideration of $787.

Total expenses recognized in the consolidated statements of operations with respect to the 2008 Plan amounted to $86, $0 and $0 for the years end December 31, 2009, 2010 and 2011, receptively.

F.	Repurchase program

The Company had adopted a repurchase program in a total amount of up to $2,000. In the course of the repurchase program which completed during 2011, 1,178,699 of our Ordinary Shares were acquired for an aggregate purchase price of $2,000. During 2010 and 2011 the Company acquired an amount of 562,475 and 616,224 of its ordinary shares, respectively, for an aggregate purchase price of $1,136 and $864, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 12 - Income Taxes

A.	The Company and its Israeli subsidiaries

1.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985

The Company and one of its Israeli subsidiaries are foreign invested companies, and have elected, commencing January 1, 2007, to maintain their books and records in U.S dollars for tax purposes, as permitted under the tax regulations.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959

The Company maintains three investment programs in buildings, equipment and production facilities, which have been granted the status of "Approved Enterprise" under the Law for the Encouragement of Capital Investments, 1959. The Company elected to adopt the "Alternative Benefits Program" status. This status entitles the Company (due to its location in Israel) to an exemption from taxes on income derived therefrom for a period of 10 years starting in the year in which the Company first generates taxable income, but not later than 14 years from the date of approval (the last of which was received in February 2000) or 12 years from commencement of operations. The tax-exempt profits that are earned by the Company's "Approved Enterprises" can be distributed to shareholders, without additional tax liability on the Company only upon its complete liquidation.

If these retained tax-exempt profits are distributed in a manner other than in the complete liquidation of the Company, they would be taxed at the regular corporate tax rate applicable to such profits as if the Company had not elected the alternative system of benefits (depending on the level of foreign investment in the Company) currently between 10% to 25% for an "Approved Enterprise". As the Company has not yet reported any taxable income, the benefit period has not yet commenced as of December 31, 2011.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate (see 4 below).

The entitlement to the above mentioned benefits is conditional upon the Company's fulfilling the conditions stipulated by the above mentioned law, regulations published thereunder and the certificates of approval for the specific investments in the Approved Enterprises. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the consumer price index and interest. Management believes that the Company is in compliance with the above-mentioned conditions as of December 31, 2011.

Amendment to the Law for the Encouragement of Capital Investments – 1959

On December 29, 2010 an amendment to the Law for the Encouragement of Capital Investments – 1959 was approved (hereinafter – "the Amendment to the Law"). The Amendment to the Law was published in the Official Gazette on January 6, 2011. The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a preferred company, per the definition of these terms in the Amendment to the Law. Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period. The 2012 tax year is the last year companies can choose as the year of election, providing that the minimum qualifying investment began in 2010.

The Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the "Ireland track" and the "Strategic" track) and two new tax tracks were introduced in their place, a preferred enterprise and a special preferred enterprise, which mainly provide a uniform and reduced tax rate for all the company's income entitled to benefits, such as: for a preferred enterprise – in the 2011-2012 tax years – a tax rate of 10% for Development Area A and of 15% for the rest of the country, in the 2013-2014 tax years – a tax rate of 7% for Development Area A and of 12.5% for the rest of the country, and as from the 2015 tax year – 6% for Development Area A and 12% for the rest of the country. Furthermore, an enterprise that meets the definition of a special preferred enterprise is entitled to benefits for a period of 10 consecutive years and a reduced tax rate of 5% if it is located in Development Area A or of 8% if it is located in a different area.

The Amendment to the Law also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is a company, for both the distributing company and the shareholder. A tax rate of 15% shall continue to apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties, similar to the provisions of the existing law. Furthermore, the Amendment to the Law provides relief (hereinafter – "the relief") with respect to tax paid on a dividend received by an Israeli company from profits of an approved/alternative/beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend notifies the tax authorities by June 30, 2015 that it is applying the provisions of the Amendment to the Law and the dividend is distributed after the date of the notice.

3.	The Law for the Encouragement of Industry (taxes), 1969

The Company believes that it qualifies as an "Industrial Company" under the Law for the Encouragement of Industry. The principal tax benefits for the Company are the deductibility of costs in connection with public offerings and amortization of certain intangibles.

4.	Tax rates

On July 14, 2009, the Knesset (the Israeli Parliament) passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) – 2009, which provided, inter alia, a gradual reduction in the company tax rate to 18% as from the 2016 tax year. In accordance with the aforementioned amendments, the company tax rates applicable as from the 2009 tax year are as follows: In the 2009 tax year - 26%, in the 2010  tax year – 25%, in the 2011 tax year – 24%, in the 2012 tax year – 23%, in the 2013 tax year – 22%, in the 2014 tax year  – 21%, in the 2015 tax year – 20% and as from the 2016 tax year the company tax rate will be 18%.

On December 5, 2011 the Knesset approved the Law to Change the Tax Burden (Legislative Amendments) – 2011. According to the law, the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the regular company statutory tax rate will be 25% as from 2012.

B.	Non-Israeli subsidiaries are taxed based on the income tax laws in their country of residence.

C.	Deferred income taxes:

	December 31	December 31
	2010	2011
Deferred tax assets:
Net operating loss carryforwards	$23,014	$32,084
Goodwill	1,903	2,145
Other	2,414	3,414

Total gross deferred tax assets*	27,331	37,643
Less – valuation allowance*	(27,331)	(37,643)

Net deferred tax assets	$-	$-

Deferred tax liability -

Intangible assets	(84)	(65)

Net deferred tax liability	$(84)	$(65)

* Including as of December 31, 2010 and 2011 $3,442 and $0 respectively, gross deferred tax assets and valuation allowance related to discontinued operations.

The net change in the total valuation allowance for each of the years ended December 31, 2009, 2010 and 2011, are comprised as follows:

	Year ended December 31
	2009	2010	2011
Balance at beginning of year	30,844	26,988	27,311
Additions during the year	3,102	481	1,520
Changes due to amendments to tax laws
and applicable future tax rates, see note 12A(4)	(7,030)	-	8,858
Other changes	72	(158)	(46)
Balance at end of year	26,988	27,311	37,643

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences are deductible. Based on the level of historical taxable losses, management believes that it is more likely than not that the Company will not realize the benefits of these deductible differences.

D.
As of December 31, 2011, the net operating loss carryforwards for tax purposes relating to Israeli companies amounted to approximately $110,553. Tax loss carryforwards in Israel may be carried forward indefinitely to offset against future taxable operational income. Under the Income Tax (Inflationary Adjustments) Law, 1985, and based on the Company's election (see note12A), tax loss carryforwards are linked to the USD.  Tax loss carryforwards relating to non-Israeli companies aggregate approximately $17,770, which will expire as follows: 2012 - $427, 2013 - $9, 2014 - $7, 2016- $245, 2025 - $237, 2026 - $3,206 and 2027- $533. The remaining balance of $13,107 can be utilized with no expiration date.

E.
The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries that arose in 2011 and prior years, because the Company considers these earnings to be indefinitely reinvested. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. As of December 31, 2011, the undistributed earnings of these foreign subsidiaries were approximately $3,712. It is impracticable to determine the additional taxes payable when these earnings are remitted.

F.	No current or deferred taxes were recorded in Israel. Non-Israeli income tax expense included in the consolidated statements of operations are as follows:

	Year ended December 31
	2009	2010	2011
Current	$(171)	$(447)	$(288)
Deferred	82	36	19

Income tax expenses	$(89)	$(411)	$(269)

Income tax expenses for the years ended December 31, 2009, 2010 and 2011, differed from the amounts computed by applying the Israeli statutory tax rates of 26%, 25% and 24% to loss from continuing operations before taxes on income, as a result of the following:

	Year ended December 31
	2009	2010	2011
Computed "expected" income tax benefit	$3,953	$646	$1,638
Decrease in income tax benefit
resulting from:
Change in valuation allowance, net	(3,102)	(481)	(1,520)
Stock-based compensation related to options
issued to employees	(564)	(418)	(235)
Non-deductible expenses	(201)	(220)	(133)
Other	(175)	62	(19)

Total income tax expenses	$(89)	$(411)	$(269)

G.	Income (loss) from continuing operations before taxes on income consists of the following:

	Year ended December 31
	2009	2010	2011
Israel	$(14,017)	$(3,092)	$(5,580)
Non-Israel	(1,187)	504	(1,244)

	$(15,204)	$(2,588)	$(6,824)

H.	Accounting for uncertainty in income taxes

As of January 1, 2009, and for the years ended December 31, 2009, 2010 and 2011, the Company did not have any unrecognized tax benefits. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

For the years ended December 31, 2009, 2010 and 2011, no interest and penalties related to unrecognized tax benefits have been accrued.

The Company and its major subsidiaries file income tax returns in Israel, Hong Kong, Poland and Germany. With few exceptions, the income tax returns of the Company and its major subsidiaries are open to examination by the Israeli and the respective foreign tax authorities for the tax years beginning in 2006.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
Note 13 – Discontinued operations

A.
During December 2009 the Company and MCT entered into an assets purchase agreement with SMARTRAC for the sale of certain assets and production intellectual property (IP) relating to inlay production from the Company and MCT, for a total purchase price of Euro 8,500 (approximately $12,253) to be paid in cash, whereof Euro 5,000 were paid during 2009 and the balance of Euro 3,500 was paid in eight equal quarterly installments starting the first quarter of 2010 until the fourth quarter of 2011. Accordingly, assets and liabilities related to the discontinued operations are presented separately in the balance sheets and were disposed of in 2010. The results from these operations and the cash flows for the reporting periods are presented in the statements of operations and in the statements of cash flow, respectively, as discontinued operations separately from continuing operations.

B.	Set forth below are details of liabilities related to discontinued operations:

	As of December 31
	2010	2011
Liabilities
Accrued expenses	$689	$150

The Company expects to pay the remaining liabilities during 2012.

C.	Set forth below are the results of the discontinued operations:

	Year ended December 31
	2009	2010	2011

Revenues	$6,720	$1,331	-
Expenses	(14,798)	(3,701)	-
Other loss	-	(922)	-

Results of the discontinued operations	$(8,078)	$(3,292)	$-

Expenses above are not a result of continuing involvement in the operations, rather expenses due to certain remaining contractual obligations. 'Other loss' represents loss from sale of the operations.

Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2011
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
Note 14 - Related Party Balances and Transactions

Transactions

	Year ended December 31
	2009	2010	2011

Costs and expenses*	$90	$81	$101

* Cost and expenses relate to services provided to the Company by related parties.

Balances

As of December 31, 2010 and 2011 the Company has no related party balances.

Geographic Information And Major Customers	12 Months Ended
Dec. 31, 2011
Geographic Information And Major Customers [Abstract]
Geographic Information And Major Customers
Note 15 - Geographic Information and Major Customers

The Company manages its business on the basis of one reportable segment. The data is presented in accordance with ASC Topic 280, "Disclosures About Segments of an Enterprise and Related Information".

	Year ended December 31
	2009	2010	2011
Revenues by geographical areas from
external customers
Americas	$9,810	$30,137	$9,528
Far East	2,365	1,817	9,214
Africa	3,813	6,368	12,396
Europe	11,590	11,756	16,612
Total export	27,578	50,078	47,750
Domestic (Israel)	3,859	3,549	3,505

	$31,437	$53,627	$51,255

	December 31	December 31
	2010	2011
Long lived assets by geographical areas
Domestic (Israel)	$4,530	$4,486
Germany	4,412	4,469
Poland	4,403	3,411
France	501	391
Other	1,922	1,564

	$15,768	$14,321

Major Customers

Revenues from one major customer represent approximately 21%, 53% and 16% of the consolidated revenues for the years ended December 31, 2009, 2010 and 2011, respectively. Revenues from two other major customers represent approximately 14% each of the consolidated revenues for the year ended December 31, 2011.